Organization and business background (Details Narrative) - $ / shares	Aug. 06, 2024	May 15, 2025
ScheduleOfProductInformationLineItem [Line Items]
Common stock, share price	$ 1
Ordinary shares issued		10,000
Share price		$ 1
Common Stock [Member]
ScheduleOfProductInformationLineItem [Line Items]
Common stock issued	10,000